UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23763

First Trust Real Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Stockholders is attached herewith.

First Trust
Capital Management

FIRST TRUST REAL ASSETS FUND

Class A Shares - FTRDX
Class I Shares - FTREX

Semi-Annual Report
September 30, 2025
(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Real Assets Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Real Assets Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES – 9.5%
118,977	Home Partners of America Trust Series 2021-2, Class F, 3.799%, 12/17/20261	$116,009
700,000	RCKT Mortgage Trust Series 2024-CES3, Class M1, 6.866%, 5/25/20441,2,3	713,946
165,178	Saluda Grade Alternative Mortgage Trust Series 2023-FIG3, Class A, 7.067%, 8/25/20531,2,3	170,611
165,178	Series 2023-FIG3, Class B, 7.712%, 8/25/20531,2	171,043
250,000	UPX Trust Series 2025-1, Class C, 7.670%, 1/25/20471,2	252,007
	TOTAL ASSET-BACKED SECURITIES (Cost $1,408,483)	1,423,616
	BANK LOANS – 0.5%
	CIRE Alto OpCo, LLC
66,051	24.090%, Term Loan, 10/31/20253,4	66,051
	TOTAL BANK LOANS (Cost $66,051)	66,051
Number of Shares
	CLOSED-END FUNDS – 4.1%
43,328	StepStone Private Infrastructure Fund – Class I	620,884
	TOTAL CLOSED-END FUNDS (Cost $500,000)	620,884
Principal Amount ($)
	COLLATERALIZED MORTGAGE OBLIGATIONS – 10.9%
250,000	GCAT Trust Series 2021-NQM6, Class M1, 3.414%, 8/25/20661,2,3	198,135
227,000	GS Mortgage-Backed Securities Trust Series 2023-CCM1, Class B1, 7.393%, 8/25/20531,2,3	227,179
142,983	JP Morgan Mortgage Trust Series 2016-4, Class B3, 3.783%, 10/25/20461,2,3	134,989
120,700	Series 2016-4, Class B4, 3.783%, 10/25/20461,2,3	85,280
161,997	Series 2016-4, Class B5, 3.783%, 10/25/20461,2,3	98,827
	Legacy Mortgage Asset Trust
229,514	Series 2019-SL2, Class M, 4.250%, 2/25/20591,2,3	180,869
	New Residential Mortgage Loan Trust
250,000	Series 2022-NQM1, Class M1, 3.601%, 4/25/20611,2,3	187,960
	PRPM LLC
200,000	Series 2025-RCF4, Class A3, 4.500%, 8/25/20551,2,5	192,839
169,787	Radnor RE Ltd. Series 2022-1, Class M1B, 11.106% (30-Day SOFR Average+675 basis points), 9/25/20321,2,6	177,453

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Verus Securitization Trust
200,000	Series 2021-7, Class B1, 4.143%, 10/25/20661,2,3	$154,536
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,673,111)	1,638,067
	COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
120,000	CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 5.139% (1-Month Term SOFR+99 basis points), 2/15/20391,6	118,311
150,000	Series 2022-SNAI, Class C, 5.981% (1-Month Term SOFR+183 basis points), 2/15/20391,6	143,834
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $264,450)	262,145
Number of Shares
	PRIVATE INVESTMENT VEHICLES – 25.7%
N/A7	Blue Owl Real Estate Net Lease Property Fund LP4	1,177,039
465,543	CBRE U.S. Core Partners LP4	694,911
N/A7	CIRE OpCo I LLC – Class B4	355,656
N/A7	Core Spaces Fund IV LP4,8	70,836
N/A7	FCP Realty Fund VI-A LP4,8	61,321
N/A7	Hillpointe Workforce Housing Partners V LP*,4,8,9	124,248
N/A7	Hillpointe Workforce Partnership IV LP*,4,8,9	607,129
N/A7	Nuveen Real Estate U.S. Cities Industrial Fund LP4	702,506
N/A7	Nuveen Real Estate U.S. Cities Multifamily Fund LP4	124,740
	TOTAL PRIVATE INVESTMENT VEHICLES (Cost $4,339,558)	3,918,386
	REAL ESTATE INVESTMENT TRUSTS – 35.7%
26,324	Bailard Real Estate Investment Trust, Inc.8	816,838
159,620	CIRE Real Estate Investment Trust, Inc.4,8	1,746,233
36,640	Invesco Real Estate Income Trust, Inc.4	960,711
45,744	Jones Lang LaSalle Income Property Trust, Inc. – Class M-I	516,448
55,985	RREEF Property Trust, Inc. – Class D	752,438
24,503	Starwood Real Estate Income Trust, Inc.4	504,704
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,436,730)	5,297,372

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 12.1%
1,820,533	UMB Bank, Money Market Special II Deposit Investment, 3.94%10	$1,820,533
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,820,533)	$1,820,533
	TOTAL INVESTMENTS – 100.3% (Cost $15,508,916)	15,047,054
	Liabilities in Excess of Other Assets – (0.3)%	(47,399)
	TOTAL NET ASSETS – 100.0%	$14,999,655
LLC – Limited Liability Company
LP – Limited Partnership
SOFR – Secured Overnight Financing Rate
* Non-income producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,323,828, which represents 22.16% of the total net assets of the Fund.
2 Callable.
3 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
5 Step rate security.
6 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
7 Investment does not issue shares.
8 Investment valued using net asset value per share as practical expedient.
9 All or a portion of this investment is a holding of FTRAF Sub1 LLC.
10 The rate is the annualized seven-day yield at period end.

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Securities With Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Bailard Real Estate Investment Trust, Inc.1	Quarterly	30 Days	$928,594	$816,838	6/29/2022
Blue Owl Real Estate Net Lease Property Fund LP	Quarterly	65 Days	1,335,000	1,177,039	4/1/2025
CBRE U.S. Core Partners, LP1	Quarterly	60 Days	950,000	694,912	9/30/2022
CIRE OpCo I LLC – Class B1	Not Permitted	N/A	350,000	355,656	7/1/2025
CIRE Real Estate Investment Trust, Inc.1,2	Quarterly	90 Days	1,332,911	1,746,233	4/4/2023
Core Spaces Fund IV LP1	Not Permitted	N/A	75,470	70,836	10/24/2024
FCP Realty Fund VI-A LP1	Not Permitted	N/A	69,733	61,321	5/14/2024
HillPointe Workforce Housing Partners V LP1	Not Permitted	N/A	130,000	124,248	8/16/2024
Hillpointe Workforce Partnership IV, LP1	Not Permitted	N/A	550,000	607,129	3/9/2023
Invesco Real Estate Income Trust, Inc.	Monthly	30 Days	1,087,048	960,711	4/29/2022
Nuveen Real Estate U.S. Cities Industrial Fund1	Quarterly	45 Days	705,931	702,506	10/2/2023
Nuveen Real Estate U.S. Cities Multifamily Fund LP1	Quarterly	45 Days	173,424	124,740	10/3/2022
RREEF Property Trust, Inc. – Class D	Quarterly3	10 Days	852,520	752,438	5/6/2022
Starwood Real Estate Income Trust, Inc.	Monthly	2 Days	581,803	504,704	9/1/2022
Stepstone Private Infrastructure Fund – Class I	Quarterly4	N/A	500,000	620,884	1/23/2024
Totals:			$9,622,434	$9,320,195

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
2 The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.
3 The Real Estate Investment Trust can institute a limit on redemptions at the fund level of 2% of the net asset value of the Closed-End Fund.
4 The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	9.5%
Bank Loans	0.5%
Closed-End Funds	4.1%
Collateralized Mortgage Obligations	10.9%
Commercial Mortgage-Backed Securities	1.8%
Private Investment Vehicles	25.7%
Real Estate Investment Trusts	35.7%
Short-Term Investments	12.1%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED SUMMARY OF INVESTMENTS — Continued
As of September 30, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
United States	$15,047,054	100.3%
Total Investments	15,047,054	100.3%
Liabilities in Excess of Other Assets	(47,399)	(0.3)%
Total Net Assets	$14,999,655	100.0%
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2025 (Unaudited)

Assets:
Investments, at value (Cost $15,508,916)	$15,047,054
Receivables:
Due from Investment Adviser	57,083
Dividends and interest	40,959
Prepaid expenses	41,292
Total assets	15,186,388
Liabilities:
Payables:
Tax service fees	62,021
Legal fees	58,210
Audit fees	22,321
Shareholder reporting fees	19,251
Distribution fees – Class I (Note 3)	17,007
Trustees’ fees	2,062
Fund services expense	1,988
Unused line of credit fees (Note 10)	58
Chief Compliance Officer fees	36
Accrued other expenses	3,799
Total liabilities	186,733
Commitments and contingencies (Note 3 & Note 9)
Net Assets	$14,999,655
Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$15,830,035
Total distributable earnings (accumulated deficit)	(830,380)
Net Assets	$14,999,655
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$9,545
Shares of common stock issued and outstanding	1,054
Net asset value per share	$9.06
Maximum sales charge (4.50% of offering price)1	0.43
Maximum offering price to public	$9.49
Class I Shares:
Net assets applicable to shares outstanding	$14,990,110
Shares of common stock issued and outstanding	1,647,675
Net asset value per share	$9.10

1 Investors in Class A Shares may be charged a sales charge of up to 4.50% of the subscription amount. For Class A Shares, no sales charge applies on investments of $250,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.25% will be imposed on repurchase of such Shares within 12 months of the date of purchase to the extent a finder’s fee was paid in connection with the purchase.
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2025 (Unaudited)

Investment Income:
Dividends	$66,134
Interest	189,061
Total investment income	255,195
Expenses:
Investment management fees	106,932
Legal fees	68,106
Tax services	24,107
Audit fees	25,821
Trustees’ fees and expenses	34,562
Shareholder reporting fees	19,905
Registration fees	17,822
Commitment fees (Note 10)	344
Chief Compliance Officer fees	14,036
Distribution fees – Class I (Note 3)	9,020
Fund services expense	8,434
Insurance fees	3,405
Unused line of credit fees (Note 10)	68
Miscellaneous	3,509
Total expenses	336,071
Investment management fees waived	(106,932)
Other expenses absorbed	(98,098)
Net expenses	131,041
Net investment income (loss)	124,154
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	22,655
Net change in unrealized appreciation/depreciation on investments	88,031
Net change on deferred tax	(13,852)
Net realized and unrealized gain (loss) on investments	96,834
Net Increase (Decrease) in Net Assets from Operations	$220,988
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$124,154	$280,100
Net realized gain (loss) on investments	22,655	(220,008)
Net change in unrealized appreciation/depreciation on investments	74,179	582,459
Net increase (decrease) in net assets from operations	220,988	642,551
Distributions to Shareholders:
Distributions:
Class A	(241)	—
Class I	(419,697)	(1,021,544)
Total distributions to shareholders	(419,938)	(1,021,544)
Capital Transactions:
Net proceeds from shares sold:
Class A	—	9,547
Class I	60,895	1,363,158
Reinvestment of distributions:
Class A	—	—
Class I	5,550	15,028
Cost of shares redeemed:
Class A	—	—
Class I	(2,329,155)	(5,689,914)
Net increase (decrease) in net assets from capital transactions	(2,262,710)	(4,302,181)
Total increase (decrease) in net assets	(2,461,660)	(4,681,174)
Net Assets:
Beginning of period	17,461,315	22,142,489
End of period	$14,999,655	$17,461,315
Capital Share Transactions:
Shares sold:
Class A	—	1,054
Class I	6,728	147,735
Shares reinvested:
Class A	—	—
Class I	612	1,643
Shares redeemed:
Class A	—	—
Class I	(257,333)	(619,749)
Net increase (decrease) in capital share transactions	(249,993)	(469,317)
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2025 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used in) operating activities:
Net increase (decrease) in net assets from operations	$220,988
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(1,375,187)
Sales of long-term portfolio investments	2,043,170
Change in short-term investments, net	1,769,856
Net amortization on investments	(8,762)
Net realized (gain) loss	(28,684)
Net change in unrealized appreciation/depreciation	(88,031)
(Increase)/Decrease in operating assets:
Dividends and interest	11,799
Due from Investment Adviser	3,231
Prepaid expenses	(30,065)
Increase/(Decrease) in operating liabilities:
Audit fees	(27,679)
Chief Compliance Officer fees	(2,238)
Distribution fees – Class I (Note 3)	1,653
Fund services expense	(794)
Legal fees	18,210
Shareholder reporting fees	11,301
Tax services fees	15,298
Unused line of credit fees (Note 10)	(1,691)
Trustees’ fees	2,062
Accrued other expenses	2,870
Net cash provided by (used in) operating activities	2,682,648
Cash flows provided by (used in) financing activities:
Proceeds from shares sold	60,895
Cost of shares redeemed	(2,329,155)
Dividends paid to shareholders, net of reinvestments	(414,388)
Net cash provided by (used in) financing activities	(2,682,648)
Net Increase (Decrease) in Cash	—
Cash:
Beginning of period balances:
Cash	—
Total beginning of period balances	—
End of period balances:
Cash	—
Total end of period balances	$—
Supplemental disclosure of non-cash activities:
Reinvested dividends	$5,550
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period December 27, 2024* Through March 31, 2025
Net asset value, beginning of period	$9.17	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss)1	0.04	0.02
Net realized and unrealized gain (loss) on investments	0.08	(0.85)
Total from investment operations	0.12	(0.83)
Less Distributions:
From net investment income	(0.23)	—
Total from distributions	(0.23)	—
Net asset value, end of period	$9.06	$9.172
Total return3	1.31%4	1.21%2,4
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10	$10
Ratio of expenses to average net assets:
(including commitment fees, excise tax and unused line of credit fees)
Before fees waived and expenses absorbed5	4.13%6	4.63%6
After fees waived and expenses absorbed5	2.40%6	2.66%6
Ratio of net investment income (loss) to average net assets:
(including commitment fees, excise tax and unused line of credit fees)
Before fees waived and expenses absorbed	(0.91)%6	(1.11)%6
After fees waived and expenses absorbed	0.83%6	0.86%6
Portfolio turnover rate	18%4	0%4

* Commencement of operations for Class A Shares.
1 Based on average shares outstanding for the period.
2 Includes adjustments in accordance with GAAP and accordingly the returns and net asset value per share for financial reporting may differ from the net asset value per share and returns for shareholder transactions.
3 Total returns would have been lower had expenses not been waived and absorbed by the Investment Adviser. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4 Not annualized.
5 If commitment fees, excise tax, and unused line of credit fees had been excluded, the expense ratios would have been lowered by 0.00% and 0.26% for the six months ended September 30, 2025 and for the period ended March 31, 2025, respectively.
6 Annualized.
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period May 2, 2022* Through March 31, 2023
Net asset value, beginning of period	$9.20	$9.35	$9.71	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss)1	0.07	0.13	0.10	0.25
Net realized and unrealized gain (loss) on investments	0.06	0.18	(0.08)	(0.46)
Total from investment operations	0.13	0.31	0.02	(0.20)
Less Distributions:
From net investment income	(0.23)	(0.06)	(0.23)	(0.09)
From net realized gain	—	—	(0.01)	(0.00)2
From return of capital	—	(0.40)	(0.14)	—
Total distributions	(0.23)	(0.46)	(0.38)	(0.09)
Net asset value, end of period	$9.10	$9.20	$9.35	$9.71
Total return3	1.43%	3.47%	0.21%	(2.03)%4
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,990	$17,451	$22,142	$22,840
Ratio of expenses to average net assets:
(including commitment fees, excise tax and unused line of credit fees)
Before fees waived and expenses absorbed5	4.24%	3.67%	3.61%	4.73%6
After fees waived and expenses absorbed5	1.65%	1.82%	1.65%	1.65%6
Ratio of net investment income (loss) to average net assets:
(including commitment fees, excise tax and unused line of credit fees)
Before fees waived and expenses absorbed	(1.02)%	(0.41)%	(0.92)%	(0.26)%6
After fees waived and expenses absorbed	1.57%	1.44%	1.04%	2.81%6
Portfolio turnover rate	18%	6%	32%	2%4

* Commencement of operations for Class I Shares.
1 Based on average shares outstanding for the period.
2 Amount represents less than $0.01 per share.
3 Total returns would have been lower had expenses not been waived and absorbed by the Investment Adviser. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4 Not annualized.
5 If commitment fees, excise tax, and unused line of credit fees had been excluded, the expense ratios would have been lowered by 0.00%, 0.17%, 0.00% and 0.00%, for the six months ended September 30, 2025 and the years ended March 31, 2025 and 2024 and the period ended March 31, 2023, respectively.
6 Annualized.
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)

Note 1 — Organization
First Trust Real Assets Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated June 15, 2022 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. Effective August 1, 2025, Sardis Group, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” or “Sardis”). Prior to August 1, 2025, Angel Oak Capital Advisors, LLC served as sub-adviser to the Fund ( “Angel Oak”). The Investment Adviser and the Sub-Adviser are investment advisers registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in two separate share Classes: Class A Shares and Class I Shares.
The Fund’s investment objective is to achieve long-term real return through current income and long-term capital appreciation. Real return is total return after adjusting for inflation. There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.
Class I Shares of the Fund commenced operations on April 29, 2022, and investment operations commenced on May 2, 2022. On June 29, 2022 the Fund commenced the public offering of Class I Shares. Class A Shares commenced operations, investment operations and public offering on December 27, 2024. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value (“NAV”) per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The Shares of each Class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Board of Trustees (the “Board” and the members thereof, “Trustees”). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each Class of Shares in proportion to their relative Shares outstanding. Shareholders of a Class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.
(a) Consolidation
The Fund may make investments through its subsidiary, FTRAF Sub1 LLC, a Delaware limited liability company and wholly-owned and controlled subsidiary of the Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of FTRAF Sub1 LLC. All inter-company accounts and transactions have been eliminated in consolidation. FTRAF Sub1 LLC is advised by the Investment Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. FTRAF Sub1 LLC will generally invest in limited partnerships that invest in direct real estate. As of September 30, 2025, the net assets of FTRAF Sub1 LLC were $748,912 representing 4.99% of the Fund’s consolidated net assets.

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Note 2 — Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time NAV is determined.

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.
The Fund will generally value private investment vehicles in accordance with the value determined as of such date by each private investment vehicle in accordance with the private investment vehicle’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment vehicle will represent the amount that the Fund could reasonably expect to receive from the private investment vehicle if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment vehicle does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment vehicle based on the most recent final or estimated value reported by the private investment vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment vehicle.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment vehicle. In other cases, as when a private investment vehicle imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist or when there have been no recent transactions in private investment vehicle interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment vehicle. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
In certain circumstances, the Valuation Designee may determine that a private investment vehicle’s NAV shall be adjusted more frequently. For these private investment vehicles, the NAVs are adjusted daily based on the total return that each private investment vehicle is estimated by the Valuation Designee to generate during the period (adjusted NAV). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular private investment vehicle under consideration.
The Fund values its investments in real estate investment trusts (“REITs”) based in large part on valuations provided by the external property managers of the REITs or third-party appraisers. These fair value calculations will involve significant professional judgment by the external property managers of the REITs in the application of both observable and unobservable attributes. The calculated NAVs

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

of the REIT assets may differ from their actual realizable value or future fair value. The Valuation Designee may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in REITs, these valuations have a considerable impact on the Fund’s NAV.
For each period that the NAVs of the REITs are calculated by the external property managers of such REITs and Sub-REITs, each REIT’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such REIT when the valuations and income are reported. The Valuation Designee may conclude, in certain circumstances, that the information provided by any such external property manager does not represent the fair value of the Fund’s investment in a REIT and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Valuation Designee may determine to value the Fund’s investment in the REIT at a discount or a premium to the reported value received from the REIT. Any such decision will be made in good faith by the Valuation Designee, under the oversight of the Board.
In certain circumstances, the Valuation Designee may determine that a REIT’s NAV shall be adjusted more frequently. For these REITs, the NAVs are adjusted daily based on the total return that each REIT is estimated by the Valuation Designee to generate during the period (adjusted NAV). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual REIT changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.
The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.
The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Closed-End Funds (“CEFs”)
A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares may be listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(d) Private Investment Vehicles
Private Investment Vehicles generally exempt under Section 3(c)(1) or 3(c)(7) of the Investment Company Act invest or trade in a wide range of securities. When the Fund invests in securities issued by Private Investment Vehicles, it will bear its pro rata portion of the Private Investment Vehicles’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A Private Investment Vehicle in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investment in the Private Investment Vehicle. There can be no assurance that the investment objective of a Private Investment Vehicle will be achieved. A Private Investment Vehicle may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Private Investment Vehicle at a time that is unfavorable to the Fund. In addition, one Private Investment Vehicle may buy the same securities that another Private Investment Vehicle sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(e) Real Estate Investment Trusts (“REITs”)
REITs are companies that own interests in real estate (or specialize in acquiring, holding, and managing real estate) or in real estate-related loans or other interests, and their revenue principally consists of rent derived from owned, income-producing real estate properties and capital gains from the sale of such properties or from interest payments on real estate-related loans. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to such shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income. By investing in REITs indirectly through the Fund, a Shareholder will bear expenses of the REITs in addition to

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

expenses of the Fund. Distributions received from REITs may be characterized as ordinary income, capital gain or a return of capital to the Fund. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
Some or all of the interest payments of a loan or preferred equity may be structured in the form of paid-in-kind (“PIK”), which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.
(g) Federal Income Taxes
The Fund intends to continue to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute substantially all of its net investment income and any net realized gains to its Shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
ASC 740, Income Taxes (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(h) Distributions to Shareholders
The Fund intends to make quarterly distributions to its Shareholders equal to 5% annually of the Fund’s NAV per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

the Board from time to time, and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
A Shareholder whose Shares are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in full and fractional Shares at the Fund’s then-current NAV unless such Shareholder, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash.
Distributions received from REITs may be characterized as ordinary income, capital gain or a return of capital to the Fund. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
(i) Segments
The Fund has adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segments Disclosures (“ASU 2023-07”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. The total return and

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

performance is reflected within the accompanying Consolidated Financial Highlights. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.
Note 3 — Investment Advisory and Other Agreements
The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser. Pursuant to the Investment Management Agreement, the Fund pays the Investment Adviser a monthly fee equal to 1.35% on an annualized basis of the Fund’s net assets determined as of month-end (the “Investment Management Fee”), subject to certain adjustments. Effective August 1, 2025, pursuant to a separate Sub-Advisory agreement, the Investment Adviser pays Sardis a monthly sub-advisory fee with respect to the portion of the Fund’s assets managed by Sardis equal to 0.45% on an annualized basis of such sub-advised assets’ average daily net assets. Prior to August 1, 2025, pursuant to a separate Sub-Advisory agreement, the Investment Adviser paid Angel Oak a monthly sub-advisory fee with respect to the portion of the Fund’s assets managed by Angel Oak equal to 0.50% on an annualized basis of such sub-advised assets’ average daily net assets. The Sub-Adviser’s fee is paid by the Investment Adviser out of the Investment Management Fee.
The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization and extraordinary expenses, such as litigation expenses) do not exceed 2.40% and 1.65% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”) through April 29, 2026. The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Fund or the Investment Adviser. Thereafter, the Expense Limitation and Reimbursement Agreement may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver and (ii) the Expense Limit in effect at the time of the recoupment. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.40% and 1.65% for the Class A Shares and Class I Shares, respectively.

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

For the six months ended September 30, 2025, the Investment Adviser has waived $106,932 in Investment Management Fees and absorbed $98,098 in other expenses. As of September 30, 2025, the amount of these potentially recoverable expenses was $1,458,046. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The Investment Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2026	$456,465
2027	438,210
2028	358,341
2029	205,030
Total	$1,458,046
Pursuant to exemptive relief from the SEC, the Fund has adopted a Distribution and Service Plan with respect to Class A Shares and Class I Shares (the “Distribution and Service Plan”) in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class A and Class I Shares. Under the Distribution and Service Plan, Class A Shares are permitted to pay as compensation up to 1.00% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares and Class I Shares are permitted to pay as compensation up to 0.25% on an annualized basis the aggregate net assets of the Fund attributable to Class I Shares (collectively, the “Distribution and Servicing Fee”) to the Fund’s Distributor and/or other qualified recipients. The Fund or the Distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of the respective Class of Shares or who provides certain shareholder services, pursuant to a written agreement. The Distribution and Servicing Fee is paid out of the Fund’s assets attributable to the applicable Class and decreases the net profits or increases the net losses of such Class.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as a custodian of the assets of the Fund.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with UMBFS or the Investment Adviser. For the six months ended September 30, 2025, the Fund’s fees incurred for trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s fees incurred for CCO services for the six months ended September 30, 2025 are reported on the Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to continue to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that it distributes substantially all of its income and gains each year.
As of September 30, 2025, gross unrealized appreciation/(depreciation) of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$15,327,891
Gross unrealized appreciation	$1,166,586
Gross unrealized (depreciation)	(1,447,423)
Net unrealized appreciation/(depreciation) on investments	$(280,837)

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
As of March 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	(316,492)
Unrealized appreciation/(depreciation) on investments	(314,938)
Total accumulated earnings/(deficit)	$(631,430)
The tax character of distributions paid during the year ended March 31, 2025 and March 31, 2024 were as follows:
Distribution paid from:	2025	2024
Ordinary income	$169,962	$470,178
Net long-term capital gains	—	82,999
Tax return of capital	851,582	353,776
Total taxable distributions	$1,021,544	$906,953
As of March 31, 2025, the Fund had $0 in net short-term and $316,492 in net long-term capital loss carryover.
The current taxes reflect the estimated tax liability of the Fund as of September 30, 2025, based on taxable income of the Subsidiary. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the Subsidiary for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.
Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 6.123%. As of September 30, 2025, the Fund recorded a net deferred tax liability for the investments of the Subsidiary. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.
The Fund’s current and deferred tax (expense)/benefit as of September 30, 2025 consist of the following:
Current Tax (Expense) Benefit
Federal	$—
State	—
—
Deferred Tax (Expense) Benefit
Federal	$(9,887)
State	(3,955)
(13,843)
Total Income Tax (Expense) Benefit	$(13,843)

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

Components of the Fund’s deferred tax assets and liabilities are as follows:
Deferred tax assets:
Capital loss carryforward	—
Net operating loss carryforward	12,174
Valuation allowance	—
Other deferred tax assets	—
Deferred tax liability
Net unrealized gain on investments	(26,017)
Other deferred tax liabilities	—
Net Deferred Tax Asset/(Liability)	(13,843)
Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:
Federal Income tax expense at statutory rate	$1,084
State Income taxes (net of federal benefit)	316
Prior Period Adjustment	(15,243)
Permanent differences	(1)
Valuation allowance	—
Net income tax (expense) benefit	$(13,843)
Note 5 — Investment Transactions
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $1,375,187 and $2,043,170, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund provides a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a Valuation Date on or about January 22, April 22, July 22 and October 22 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately January 22, April 22, July 22 and October 22, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the Fund’s Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund.
If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by Shareholders who own less than $1,000 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan.
The results of the repurchase offers conducted for the six months ended September 30, 2025 are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date:	March 24, 2025	June 23, 2025
Repurchase Request:	April 22, 2025	July 22, 2025
Repurchase Pricing Date:	April 22, 2025	July 22, 2025
Net Asset Value as of Repurchase Pricing Date:
Class A Shares	N/A	N/A
Class I Shares	$9.08	$9.02
Amount Repurchased:
Class A Shares	N/A	N/A
Class I Shares	$1,209,794	$1,119,361
Percentage of Outstanding Shares Repurchased:
Class A Shares	N/A	N/A
Class I Shares	7.00%	7.00%
Note 8 — Fair Value Measurements and Disclosure
ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.
Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are not included in the fair value hierarchy. As such, investments in Private Investment Vehicles and REITs with a fair value of $5,654,211 are excluded from the fair value hierarchy as of September 30, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$1,423,616	$—	$1,423,616
Bank Loans	—	—	66,051	66,051
Closed-End Funds	620,884	—	—	620,884
Collateralized Mortgage Obligations	—	1,638,067	—	1,638,067
Commercial Mortgage Obligations	—	262,145	—	262,145
Private Investment Vehicles
Investment Partnerships	—	—	827,246	827,246
Real Estate Investment Trusts	1,268,886	—	1,465,415	2,734,301
Short-Term Investments	1,820,533	—	—	1,820,533
Subtotal	$3,710,303	$3,323,828	$2,358,712	$9,392,843
Private Investment Vehicles
Investment Partnerships				3,091,140
Real Estate Investment Trusts				2,563,071
Total Investments				$15,047,054
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Balance as of March 31, 2025	Transfers into Level 3	Transfers out of Level 3	Net gains (losses) for the period	Purchases	Sales	Balance as of September 30, 2025	Change in unrealized gains (losses) for the period for assets held at the end of the reporting period
Bank Loans	$66,051	$—	$—	$—	$—	$—	$66,051	$—
Private Investment Vehicles	840,634	—	—	(13,388)	—	—	827,246	31,099
Real Estate Investment Trusts	1,919,020	—	—	(48,405)	—	(405,200)	1,465,415	50,506

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

		Valuation Technique	Unobservable Inputs	Range of Input	Weighted average	Impact on Valuation from an Increase in Input
Bank Loans	$66,051	Asset Approach	Expected Remaining Distributions	N/A	N/A	Increase
Private Investment Vehicles	827,246	Adjusted Net Asset Value	Reported Net Asset Value/ Fair Value Adjustments	N/A	N/A	Increase
Real Estate Investment Trusts	1,465,415	Adjusted Net Asset Value	Reported Net Asset Value/ Fair Value Adjustments	N/A	N/A	Increase
Note 9 — Commitments
Private Investment Vehicles may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities.
Note 10 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement establishes a commitment by the lender to make revolving loans to the Fund in an aggregate principal amount not in excess of $1,000,000, which may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is September 23, 2026. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements including maintaining a loan to value ratio of 3:00 to 1:00 at any time. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund.
For the six months ended September 30, 2025, the Fund incurred a cost related to the setup and maintenance of the Credit Agreement (the “Commitment fee”) and for the quarterly average daily unused portion of the revolving commitment (the “Unused line of credit fees”) as reported on the Consolidated Statement of Operations. The Fund did not utilize the Credit Agreement during the six months ended September 30, 2025.
Note 11 — Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act. As of September 30, 2025, the Shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding Shares of the Fund:
Beneficial Owner	% of Outstanding Shares of the Fund
Charles Schwab & Co	68.7%
First Trust Capital Partners, LLC	30.3%

First Trust Real Assets Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — Continued
September 30, 2025 (Unaudited)

The Fund has no knowledge as to whether all or any portion of the Shares owned of record are also owned beneficially.
Note 12 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to private investment vehicles that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, threatened or actual imposition of tariffs, recessions or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 13 — Events Subsequent to the Fiscal Period End
In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

First Trust Real Assets Fund
FUND INFORMATION
September 30, 2025 (Unaudited)

Board Consideration of the Sub-Advisory Agreement
At a special meeting of the Board of Trustees (the “Board” and the members thereof, “Trustees”) held on June 25, 2025, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), unanimously approved a new investment sub-advisory agreement among First Trust Real Assets Fund (the “Fund”), First Trust Capital Management L.P. (“First Trust” or the “Advisor”) and Sardis Group, LLC (“Sardis” or the “Sub-Adviser”) (the “New Sub-Advisory Agreement”), which replaced the sub-advisory agreement with the Fund’s then-current sub-adviser, Angel Oak Capital Advisors, LLC (“Angel Oak”). The Board determined to approve the New Sub-Advisory Agreement with Sardis, which became effective on August 1, 2025, primarily to address the automatic termination of Angel Oak’s current sub-advisory agreement in connection with a prospective change in control of Angel Oak.
In advance of the June 25, 2025 special meeting, the Board requested and received materials from Sardis to assist in considering the approval of the New Sub-Advisory Agreement. The Board did not consider any single factor as controlling in determining whether or not to approve the New Sub-Advisory Agreement, nor are the items described herein all-encompassing of the matters considered by the Board.
The Board engaged in a detailed discussion of the materials with management of Sardis. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the New Sub-Advisory Agreement.
Nature, Extent and Quality of Service
The Board reviewed and considered the nature and extent of the investment sub-advisory services to be provided by Sardis to the Fund under the New Sub-Advisory Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by Sardis, including among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the investment professionals, and other key personnel of Sardis who would provide investment advisory services to the Fund. The Board considered the fact that the principals of Sardis were previously portfolio managers of the Fund when employed at Angel Oak and also served as sub-advisers to other funds managed by First Trust. The Board, taking into account the risks faced by Sardis as a newly formed registered investment adviser, determined that Sardis’s investment professionals and key personnel are well qualified by education and/or training and experience, and the firm has adequate resources to perform the services in an efficient and professional manner. The Board also took into account Sardis’s compliance policies and procedures. Based on their review, the Trustees concluded that the nature, extent and quality of services expected to be provided to the Fund under the New Sub-Advisory Agreement are satisfactory.
Performance
The Board noted that no historical performance for Sardis was provided as the portfolio managers were not able to carry over their track records from Angel Oak. As a result, the Board considered the performance of the Fund and other First Trust funds managed by Sardis’s principals at Angel Oak, in particular funds with a similar investment objective and strategy to that which Sardis uses in managing a portion of the Fund. The Board concluded that the prior performance of the Sardis principals for First Trust funds for which they served as portfolio managers was satisfactory.

First Trust Real Assets Fund
FUND INFORMATION — Continued
September 30, 2025 (Unaudited)

Fees and Expenses
The Board noted that the fees payable to Sardis under the New Sub-Advisory Agreement would be paid by the Advisor from the advisory fees that it receives from the Fund, and that the fee payable by the Advisor to Sardis was five basis points less than the fee currently paid to Angel Oak. The Board compared the advisory and sub-advisory fees in light of the respective services to be provided to the Fund by the Advisor and Sardis, respectively. The Board also reviewed information regarding the sub-advisory fees proposed to be charged by Sardis with respect to the Fund. The Board considered that the Advisor would ultimately benefit from a reduced sub-advisory fee. The Board concluded that the sub-advisory fees were reasonable and satisfactory in light of the services provided.
Economies of Scale
The Board reviewed the structure of the sub-advisory fee payable under the New Sub-Advisory Agreement. The Board considered the Fund’s sub-advisory fees and concluded that the fees were reasonable and satisfactory in light of the services to be provided. The Board acknowledged that the sub-advisory fee did not contain any breakpoints and economies of scale were not currently expected to develop until the Fund grew significantly. The Board also noted that the sub-advisory fee would be paid by First Trust.
Profitability of Sardis and Affiliates
The Board considered and reviewed information concerning the estimated costs to be incurred and profits to be realized by Sardis from its relationship with the Fund. The Board determined that the compensation to Sardis was reasonable, and its financial condition was adequate.
Ancillary and Other Benefits to Sardis
The Board acknowledged that Sardis was not expected to receive any ancillary benefits other than reputational, marketing and relationship benefits from its sub-advisory relationship with the Fund. The Board noted that Sardis had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore, it does not derive any benefits from the relationships these parties have with the Fund.
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the New Sub-Advisory Agreement
Proxy Results
A special meeting of shareholders of the Fund was held on July 24, 2025 to approve a new sub-advisory agreement among the Fund, First Trust Capital Management L.P. and Sardis Group, LLC. At the meeting, holders of 1,315,758 shares were represented, constituting a quorum. The new sub-advisory agreement was approved and the results of the vote were as follows:
For the Proposal: 1,315,758
Against the Proposal: 0
Abstain: 0

First Trust Real Assets Fund
FUND INFORMATION — Continued
September 30, 2025 (Unaudited)

	TICKER	CUSIP
First Trust Real Assets Fund – Class A Shares	FTRDX	33742N103
First Trust Real Assets Fund – Class I Shares	FTREX	33742N202
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
First Trust Real Assets Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Real Assets Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

First Trust Real Assets Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes — information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Real Assets Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 5, 2025

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 5, 2025

* Print the name and title of each signing officer under his or her signature.